United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       02/14/07
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 44
Form 13F Information Table Value Total: 89,516
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS SOLE SHARED  NONE
-------------------------     -------------   --------  ------- -------   -- --- ------  -------  ---- -----  ---

Cooper Industries Ord         Equities        G24182100     1176     13000SH     SOLE                          13000
Weatherford Intl              Equities        G95089101      681     16300SH     SOLE                          16300
Abbott Laboratories           Equities        002824100      209      4300SH     SOLE                           4300
Advanced Med Optics           Equities        00763M108      387     11000SH     SOLE                          11000
Altria Group Inc              Equities        02209S103      557      6485SH     SOLE                           6485
Amazon.com                    Equities        023135106     1624     41147SH     SOLE                          41147
American Express              Equities        025816109      721     11880SH     SOLE                          11880
American Tower                Equities        029912201    18186    487832SH     SOLE                         487832
Anadarko Petroleum            Equities        032511107      274      6300SH     SOLE                           6300
Auto Data Processing          Equities        053015103      645     13100SH     SOLE                          13100
Berkshire Hathaway Cl A       Equities        084670108      550         5SH     SOLE                              5
Business Objects ADR          Spon ADR        12328X107     1172     29700SH     SOLE                          29700
Cabelas                       Equities         126804301     215      8900SH     SOLE                           8900
Comcast Cp New Cl A Spl       Equities        20030N200      524     12500SH     SOLE                          12500
Devon Energy New              Equities        25179M103      255      3800SH     SOLE                           3800
eBay                          Equities         278642103    4914    163420SH     SOLE                         163420
Electronic Arts               Equities         285512109    5252    104299SH     SOLE                         104299
Esco Technologies             Equities         296315104     609     13400SH     SOLE                          13400
Euronet Worldwide             Equities         298736109    3495    117700SH     SOLE                         117700
Exxon Mobil                   Equities        30231G102     7320     95519SH     SOLE                          95519
General Electric              Equities         369604103    1344     36132SH     SOLE                          36132
Glaxosmithkline Plc           Spon ADR        37733W105      626     11861SH     SOLE                          11861
Google Inc Class A            Equities        38259P508      534      1160SH     SOLE                           1160
I C U Medical                 Equities        44930G107     1447     35575SH     SOLE                          35575
Intl Game Technology          Equities         459902102    2358     51040SH     SOLE                          51040
Johnson & Johnson             Equities         478160104    1292     19576SH     SOLE                          19576
Kinder Morgan                 Equities        49455P101      899      8500SH     SOLE                           8500
Lilly Eli & Company           Equities         532457108     232      4450SH     SOLE                           4450
Merck & Co Inc                Equities         589331107     301      6900SH     SOLE                           6900
Microsoft                     Equities         594918104    1033     34592SH     SOLE                          34592
Mothers Work                  Equities         619903107    2897     73549SH     SOLE                          73549
Netflix Inc                   Equities        64110L106      219      8450SH     SOLE                           8450
Northern Trust Corporation    Equities         665859104     595      9800SH     SOLE                           9800
Oracle                        Equities        68389X105      288     16800SH     SOLE                          16800
Penn Virginia Corp            Equities         707882106    1891     27000SH     SOLE                          27000
Pfizer Incorporated           Equities         717081103     487     18800SH     SOLE                          18800
Pnc Finl Services Gp Inc      Equities         693475105     311      4200SH     SOLE                           4200
Procter & Gamble              Equities         742718109     256      3978SH     SOLE                           3978
Qualcomm                      Equities         747525103   19869    525769SH     SOLE                         525769
Quantum Fuel Sys Tech         Equities        74765E109      205    128000SH     SOLE                         128000
T Rowe Price Group            Equities        74144T108     1287     29400SH     SOLE                          29400
Trex Company                  Equities        89531P105     1673     73100SH     SOLE                          73100
Wells Fargo & Co. New         Equities         949746101     320      9000SH     SOLE                           9000
Yahoo                         Equities         984332106     386     15100SH     SOLE                          15100